Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Information:
Net revenues	$ 169,080	$ 307,702	$ 254,745
Net loss	(200,875)	(13,631)	(12,618)
Net cash (used in)/provided by operating activities	71,104	(19,673)	(19,633)
Net cash used in investing activities	(3,977)	(22,390)	(27,693)
Net cash provided by financing activities	(37,289)	24,743	79,983
VIE
Financial Information:
Net revenues	22,063	23,865	22,102
Net loss	(1,367)	(900)	(1,755)
Net cash (used in)/provided by operating activities	(974)	(1,681)	31
Net cash used in investing activities		(14)	(29)
Net cash provided by financing activities	(90)	2,195	457
VIE | Subsidiaries of the Group
Financial Information:
Net revenues	601	1,028	4,761
Net cash (used in)/provided by operating activities	153	772	2,141
VIE | Third Parties
Financial Information:
Net revenues	21,462	22,837	17,341
Net cash (used in)/provided by operating activities	(1,127)	(2,453)	(2,110)
VIE | Receipts of Advances Group Companies
Financial Information:
Net cash provided by financing activities	124	1,588
VIE | Repayments of Advances from Group Companies
Financial Information:
Net cash provided by financing activities		(554)
VIE | Other Financing Activities
Financial Information:
Net cash provided by financing activities	$ (214)	$ 1,161	$ 457